ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	March 31, 2024	January 31, 2024
	$	$
Accounts payable	1,456,637	1,188,133
Accrued liabilities	524,058	415,323
EFF settlement accrual (Note 20)	612,500	612,500
	2,593,195	2,215,956

	January 31, 2024	January 31, 2023
	$	$
Accounts payable	1,188,133	1,842,089
Accrued liabilities	415,323	450,485
EFF settlement accrual (Note 20)	612,500	612,500
Interest payable	-	16,352
	2,215,956	2,921,426